SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Re-securitizations
Balance at end of period	$ 1,942,000,000	$ 2,569,000,000
Mortgage servicing rights
Classification of Securitizations
Fair value of capitalized mortgage servicing rights	1,900,000,000	2,600,000,000
Principal amount of loans and other financial instruments	325,000,000,000	401,000,000,000
Re-securitizations
Balance at beginning of period	2,569,000,000	4,554,000,000
Originations	423,000,000	611,000,000
Changes in fair value of MSRs due to changes in inputs and assumptions	(198,000,000)	(1,210,000,000)
Other changes	(852,000,000)	(1,174,000,000)
Sale of MSRs		(212,000,000)
Balance at end of period	1,942,000,000	2,569,000,000	4,554,000,000
Servicing fees	990,000,000	1,170,000,000	1,356,000,000
Late fees	65,000,000	76,000,000	87,000,000
Ancillary fees	122,000,000	130,000,000	214,000,000
Total MSR fees	1,177,000,000	1,376,000,000	1,657,000,000
Non-agency-sponsored mortgages
Re-securitizations
Original par value of securities transferred to re-securitization entities	1,500,000,000
Original par value of re-securitizations deals in which the entity holds a retained interest	7,100,000,000
Fair value of re-securitizations deals in which the entity holds a retained interest	380,000,000
Market value of retained interest related to re-securitization transaction in 2012	128,000,000
Senior interests
Re-securitizations
Fair value of re-securitizations deals in which the entity holds a retained interest	11,000,000
Subordinated interests
Re-securitizations
Fair value of re-securitizations deals in which the entity holds a retained interest	369,000,000
U.S. government-sponsored agency guaranteed
Re-securitizations
Fair value of re-securitizations deals in which the entity holds a retained interest	1,700,000,000
Market value of retained interest related to re-securitization transaction in 2012	1,100,000,000
Original fair value of re-securitizations deals in which the entity holds a retained interest	71,200,000,000
Securities transferred to re-securitization entities	$ 30,300,000,000